Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 247,859		$ 124,311
Restricted cash and restricted investment	21,528
Short-term investments	615,003		479,173
Accounts receivable, net of allowance of $7,787 and $16,034	185,701		200,437
Inventories	110,099		94,690
Value added tax receivables	7,427		10,833
Other receivables	15,704		16,590
Prepayments and deposits	11,081		9,792
Deferred tax assets, net	6,443		3,483
Total current assets	1,220,845		939,309
Other assets	10,811		7,330
Accounts receivable-non-current, net of allowance of $nil and $nil	2,172
Advances for purchase of plant and equipment	3,009		6,239
Property, plant and equipment, net	268,010		237,952
Land use rights, net	56,921		55,272
Intangible assets, net	132,334		84,029
Goodwill	163,016		128,840
Total assets	1,857,118		1,458,971
Current liabilities:
Short-term bank loans	85,100		50,475
Notes payable	8,697		7,013
Accounts payable	53,244		48,501
Advances from customers	17,550		20,700
Salaries payable	69,919		38,784
Other payables	108,528		65,357
Purchase consideration payable	20,354		2,142
Income taxes payable	30,305		16,847
Other taxes payable	8,894		7,412
Total current liabilities	402,591		257,231
Long-term bank loan	50,039		35,025
Other long-term liabilities	4,004		2,355
Deferred tax liabilities, net	23,369		12,925
Total liabilities	480,003		307,536
Commitments and contingencies (Note 22)
Shareholders' equity:
Ordinary shares(HK$0.001 par value, 5,000,000,000 shares authorized, 115,341,581 shares and 117,434,531 shares issued and outstanding, respectively)	15	[1]	15	[1]
Additional paid-in capital	514,280		486,314
Retained earnings	699,992		566,184
Accumulated other comprehensive income	116,556		100,139
Treasury stock at cost, 387,454 shares and nil shares, respectively			(10,160)
Total shareholders' equity	1,330,843		1,142,492
Non-controlling interests	46,272		8,943
Total equity	1,377,115		1,151,435
Total liabilities and shareholders' equity	$ 1,857,118		$ 1,458,971

[1]	Ordinary shares of the Company consists of Class A and Class B ordinary shares as follows: 1. Class A ordinary shares, HK$0.001 par value per share, 4,000,000,000 shares authorized, 85,721,674 shares and 87,814,624 shares issued and outstanding as of December 31, 2011 and 2012, respectively. 2. Class B ordinary shares, HK$0.001 par value per share, 1,000,000,000 shares authorized, 29,619,907 shares and 29,619,907 shares issued and outstanding as of December 31, 2011 and 2012, respectively.